NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits		$ 327,441	$ 211,978	$ 134,468
Marketing and branding		130,528	79,891	30,369
Brokerage commission and handling charge expenses(Note22)		100,550	80,127	36,777
Processing and servicing costs(Note23)	$ 11,800	91,916	73,843	52,446
Rental and other related expenses		64,756	21,256	10,847
Depreciation and amortization		16,547	8,327	4,300
Professional services		28,757	18,724	5,239
Others		23,867	12,814	9,042
Total		$ 784,362	$ 506,960	$ 283,488